TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of provision for income taxes

	Year Ended
	2022	2021
Current expense:
Federal	$38,053	$38,461
State	8,881	7,359
Foreign	–	–
Total current expense:	46,934	45,820
Deferred expense (benefit):
Federal	(5,701)	(13,414)
State	4,143	(3,145)
Foreign	(232)	(2,981)
Change in valuation allowance	232	2,981
Total deferred (benefit):	(1,558)	(16,559)
Total income tax expense:	$45,376	$29,261

Schedule of reconciliation between the effective tax rate on income from continuing operations and statutory tax

	Year Ended
	2022	2021
Income (loss) before income taxes and noncontrolling interest	$(210,109)	$12,309
Statutory tax rates	21%	21%
Expected income tax recovery	(44,123)	2,585
Difference in foreign tax rates	(4,311)	(672)
State Taxes	13,024	4,982
Foreign exchange gain or loss	146	–
Impairment loss	31,191	–
Translation Adjustment	669	–
Unrealized change in fair value of financial liabilities	(13,248)	–
Acquisition costs	147	1,857
Interest income inclusion	4,244	–
Non-deductible expenses	61,072	18,235
Amortization of debt premium	(815)	–
Tax rate change	–	(767)
Prior year adjustment	(2,877)	–
Valuation allowance	232	2,981
Other	25	60
Total income tax expense:	$45,376	$29,261

Schedule of components of deferred tax assets and liabilities

	Year Ended
	2022	2021
Deferred tax assets
Net operating losses	$9,515	$7,967
Share issuance costs	1,311	2,245
Share based compensation - included in cost of good sold	1,385	–
Investments	–	34
Inventory	1,389	153
Other assets	763	1,052
Total deferred tax assets	14,363	11,451
Valuation allowance	(8,784)	(8,552)
Total deferred tax assets	5,579	2,899
Deferred tax liabilities
Depreciation - included in cost of good sold	(7,173)	(6,071)
Amortization - included in cost of good sold	(65,642)	(64,197)
Debt financing costs	(1,202)	(1,821)
Other liabilities	(85)	(891)
Total deferred tax liability	(74,102)	(72,980)
Net deferred tax liability	$(68,523)	$(70,081)